CONSULTING GROUP CAPITAL MARKETS FUNDS (the “TRUST”)
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
MONEY MARKET INVESTMENTS

SUPPLEMENT DATED OCTOBER 3, 2008
TO THE PROSPECTUS DATED JANUARY 2, 2008

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus or Statement of Additional Information (“SAI”).

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, for the fund listed above, the following replaces the asset allocation breakdown for the fund, which appears under “How the subadvisers select the Portfolio’s investments” on page 6 of the Prospectus.

The percentage of the Portfolio’s assets allocated to each of Cambiar Investors, LLC and NFJ Investment Group L.P. is 40%, and 20% or less is allocated to AllianceBernstein L.P.

This change to the allocation was approved by the Board of Trustees at a Board meeting held on September 3, 2008.

MONEY MARKET INVESTMENTS

Effective immediately, the following replaces the disclosure related to the Money Market Investments Portfolio in the section entitled “The Subadvisers” on page 40 of the Prospectus:

Portfolio Manager/
Portfolio Management
			Team Members,	Portfolio
			Title, Past 5 years’	Manager
Portfolio	Subadviser	Percentage	business experience	Since

Money Market Investments	Standish Mellon Asset Management Company LLC (“Standish”) One Boston Place Boston, MA 02108	100%	Jay Sommariva
Portfolio Manager
			(2005-present). Mr. Sommariva is responsible for managing and trading short duration portfolios. Prior to joining Standish, he was Chief Operating Officer at Ellis Autogroup (2004-2005) and a portfolio manager at Northern Trust Global Investments (2000-2004).	Since 2008

LARGE CAPITALIZATION GROWTH INVESTMENTS and LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective June 16, 2008, for each of the two funds listed above, the following replaces the third sentence under “Principal investment strategies” on pages 3 and 6 of the Prospectus:

The Fund may invest up to 10% of its assets in the securities of foreign issuers that are not traded on a U.S. exchange or the U.S. over-the-counter market.

INTERNATIONAL EQUITY INVESTMENTS (the “Portfolio”)

On May 27, 2008, the Trust’s Board of Trustees approved the hiring of Thornburg Investment Management, Inc. as an investment subadviser to the Portfolio and approved the termination of Brandywine Global Investment Management, LLC as a subadviser to the Portfolio.

Effective June 16, 2008, information pertaining to Brandywine Global Investment Management, LLC and its management of a portion of the International Equity Income Investments Portfolio is deleted from the Prospectus.

Effective June 16, 2008, the following is added to the section entitled, “How the subadvisers select the Portfolio’s investments” on page 15 of the Prospectus:

The manager has selected four subadvisers to manage the Portfolio. The percentage of the Portfolio’s assets allocated to the subadvisers is 20% to Thornburg Investment Management, Inc., 20% to Marsico Capital Management LLC and 30% to each of Philadelphia International Advisors LP and Schroder Investment Management North America Inc.

Thornburg Investment Management, Inc. (“Thornburg”) invests on an opportunistic basis, seeking traditional and basic value investments. Thornburg selects investments on the basis of individual issuer and industry analysis considering specific factors, including fundamental ratios and growth potential, in identifying undervalued securities. Thornburg invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals and typically fall into one of three categories: basic value, consistent earner, and emerging franchises. The percentage of the Portfolio’s assets allocated to Thornburg is 20%.

The following is added to the section entitled “The Subadvisers” on page 38 of the Prospectus:

Portfolio Manager/
Portfolio Management
			Team Members,	Portfolio
			Title, Past 5 years’	Manager
Portfolio	Subadviser	Percentage	business experience	Since

International Equity Investments	Thornburg Investment Management, Inc. 119 E. Marcy St Suite 202 Santa Fe, NM 87501	20%	William Fries, CFA
Managing Director and
Co-Portfolio Manager
(1995 to present). Mr. Fries is
responsible for the Thornburg
International Equity Strategy and
Domestic Equity Strategy.
			He joined Thornburg in 1995.	Since 2008
			Wendy Trevisani Managing Director and Co-Portfolio Manager (2006 to present). Ms. Trevisani is responsible for the Thornburg International Equity Strategy. She joined Thornburg in 1999.	Since 2008
			Lei Wang, CFA Managing Director and Portfolio Manager (2006 to present). Mr. Wang is responsible for the Thornburg International Equity Strategy. He joined Thornburg in 2004.	Since 2008

Effective on February 27, 2008, the Trust’s Board of Trustees approved the hiring of Marsico Capital Management, LLC as an investment subadviser to the Portfolio.

Effective March 17, 2008, the following is added to, and to the extent inconsistent therewith, supersedes, the disclosure in the section entitled, “How the subadvisers select the Portfolio’s investments” on page 15 of the Prospectus:

The manager has selected four sub-advisers to manage the Portfolio. The percentage of the Portfolio’s assets allocated to the sub-advisers is 20% to Marsico Capital Management LLC, 20% to Brandywine Global Investment Management, LLC and 30% to each of Philadelphia International Advisors LP and Schroder Investment Management North America Inc.

Marsico Capital Management, LLC (“Marsico”) seeks long-term growth of capital by investing in equity securities of foreign companies that are generally selected for their long-term growth potential. Marsico selects investments on the basis of “top-down” macro-economic analysis and “bottom-up” stock research and review. Stock selection emphasizes growth potential and investments may be sold from the Portfolio if, among other reasons, growth potential prospects change. The percentage of the Portfolio’s assets allocated to Marsico is 20%.

The following is added to the disclosure in the section entitled “The Subadvisers” on page 38 of the Prospectus:

Portfolio Manager/
Portfolio Management
			Team Members,	Portfolio
			Title, Past 5 years’	Manager
Portfolio	Subadviser	Percentage	business experience	Since

International Equity Investments	Marsico Capital Management, LLC 1200 17th Street, Suite 1600, Denver, CO 80202	20%	James G. Gendelman Portfolio Manager (2000-present).	Since 2008

INTERNATIONAL FIXED INCOME INVESTMENTS (the “Portfolio”)

Effective March 17, 2008, the following sentence replaced the first sentence under “Principal investment strategies” on page 27 of the Prospectus:

The Portfolio will invest, under normal market conditions, at least 80% of its net assets in non-U.S. dollar denominated fixed income instruments, including exposure gained through derivatives such as futures, options and swaps based upon such securities and foreign currency forward contracts (subject to the limits set forth in the SAI).

Effective March 17, 2008, the following replaced the disclosure related to the Portfolio in the section entitled “The Subadvisers” on page 40 of the Prospectus:

Portfolio Manager/
Portfolio Management
			Team Members,	Portfolio
			Title, Past 5 years’	Manager
Portfolio	Subadviser	Percentage	business experience	Since

International Fixed Income Investments	Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	100%	Scott A. Mather Managing Director and head of global portfolio management (2008-present) and Portfolio Manager to the Portfolio.	Since 2008